S-K 1603, SPAC Sponsor; Conflicts of Interest	Feb. 24, 2026
Spac Sponsor Its Affiliates And Promoters Line Items
SPAC Sponsor [Table Text Block]

The following table sets forth the payments to be received by our sponsor and its affiliates from us prior to or in connection with the completion of our initial business combination and the securities issued and to be issued by us to our sponsor or its affiliates:

Entity/Individual	Amount of Compensation to be Received or Securities Issued or to be Issued	Consideration Paid or to be Paid
Illumination Acquisition 1 Sponsor LLC	$20,000 per month	Office space, administrative and shared personnel support services

	7,666,667 ordinary shares(1)	$25,000

	365,000 private placement units (or up to 395,000 private placement units if the underwriters’ over-allotment option is exercised in full) to be purchased simultaneously with the closing of this offering(2)	$3,650,000 (or up to $3,950,000 if the underwriters’ over-allotment option is exercised in full)

	Up to $250,000 in loans	Repayment of loans made to us to cover offering related and organizational expenses.

Illumination Acquisition 1 Sponsor LLC	Anti-dilution protection upon conversion into Class A ordinary shares at a greater than one-to-one ratio	Issuance of the Class A ordinary shares issuable in connection with the conversion of the founder shares on a greater than one-to-one basis upon conversion

Illumination Acquisition 1 Sponsor LLC, our officers, or directors, or our or their respective affiliates	Customary finder’s fees, advisory fees, consulting fees or success fees	Any services in order to effectuate the completion of our initial business combination, which, if made prior to the completion of our initial business combination, will be paid from funds held outside the trust account

	Reimbursement for any out-of-pocket expenses related to identifying, investigating and completing an initial business combination	Services in connection with identifying, investigating and completing an initial business combination

Illumination Acquisition 1 Sponsor LLC, our officers or directors, initial shareholders or our or their respective affiliates	Up to $1,500,000 in working capital loans, which loans may be convertible into private placement units of the postbusiness combination entity at a price of $10.00 per unit	Working capital loans to finance transaction costs in connection with an initial business combination

(1)	Of the Class B ordinary shares, the non-managing sponsor investors own, indirectly through the purchase of non-managing membership interests, 2,520,000 founder shares (or 2,760,000 founder shares if the underwriters’ over-allotment option is exercised in full), which were purchased for approximately $0.003 per share. The non-managing sponsor investors will have no right to vote the founder shares that they hold indirectly through their Class A membership units in the sponsor.
(2)	The non-managing sponsor investors have expressed an interest to purchase, indirectly through the purchase of non-managing membership interests, an aggregate of 315,000 (or 345,000 if the underwriters’ over-allotment option is exercised in full) of the 365,000 private placement units (or 395,000 private placement units if the underwriters’ over-allotment option is exercised in full) being purchased by our sponsor at a price of $10.00 per unit ($3,150,000 in the aggregate (or $3,450,000 if the underwriters’ over-allotment option is exercised in full)) in a private placement that will close simultaneously with the closing of this offering. The purchase of the non-managing sponsor membership interests is not contingent upon the participation in this offering or vice versa.

SPAC Sponsor, Agreement Arrangement or Understanding on Determining Whether to Proceed with de-SPAC Transaction [Text Block]	each of the officers and directors will own ordinary shares or units directly or indirectly, they may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination.
SPAC Sponsor, Direct and Indirect Material Interest Holders [Table Text Block]

	Number of Class A Ordinary Shares	Approximate Percentage of Outstanding Class A Ordinary Shares		Number of Class B Ordinary Shares	Approximate Percentage of Outstanding Class B Ordinary Shares
Name and Address of Beneficial Owner(1)	Beneficially Owned(2)	Before Offering	After Offering	Beneficially Owned(2)	Before Offering	After Offering
Illumination Acquisition 1 Sponsor LLC(3)	365,000(4)	–	1.7%	6,666,667	100%	100%
John Lipman(3)	365,000(4)	–	1.7%	6,666,667	100%	100%
David I. Rosenberg(3)	365,000(4)	–	1.7%	6,666,667	100%	100%
Steve Kaplan(5)	–	–	–	–	–	–
James Manning(5)	–	–	–	–	–	–
Paul Mann(5)	–	–	–	–	–	–
Anthony DiGiandomenico(5)	–	–	–	–	–	–
Eric Helenek	–	–	–	–	–	–
All officers, directors and director nominees as a group (7 persons)	365,000(4)		1.7%	6,666,667	100%	100%

*	Less than one percent.
(1)	Unless otherwise noted, the business address of each of the following is c/o Illumination Acquisition Corp I, 570 Lexington Ave, 40th Floor, New York, NY 10022.

(2)	Interests shown consist solely of founder shares, classified as Class B ordinary shares. Such shares will automatically convert into Class A ordinary shares concurrently with or immediately following the consummation of our initial business combination or earlier at the option of the holder on a one-for-one basis, subject to adjustment, as described in the section entitled “Description of Securities.”
(3)	Illumination Acquisition 1 Sponsor LLC, our sponsor, is the record holder of such shares. John Lipman and David I. Rosenberg indirectly controls the management of the sponsor, including the exercise of voting and investment discretion with respect to the ordinary shares held of record by the sponsor. Each of Messrs. Lipman and Rosenberg disclaim any beneficial ownership of any securities held by the sponsor except to the extent of his pecuniary interest therein.
(4)	Represents shares included in the private placement units being purchased by our sponsor simultaneously with the consummation of this offering. The non-managing sponsor investors have expressed to us an interest in purchasing (i) up to an aggregate of approximately $91.0 million of the units in this offering at the offering price (assuming the full exercise of the underwriters’ over-allotment option) and (ii) through the sponsor, an aggregate of 320,000 (or 350,000 if the underwriters’ over-allotment option is exercised in full) of the 365,000 private placement units (or 395,000 private placement units if the underwriters’ over-allotment option is exercised in full) being purchased by our sponsor at a price of $10.00 per unit ($3,200,000 in the aggregate (or $3,500,000 if the underwriters’ over-allotment option is exercised in full)); subject to each non-managing sponsor investor purchasing, through the sponsor, the private placement units allocated to it in connection with the closing of this offering, the sponsor will issue membership interests at a nominal purchase price ($0.003) to the non-managing sponsor investors at the closing of this offering reflecting interests in an aggregate of 2,480,000 founder shares (or 2,720,000 founder shares if the underwriters’ over-allotment option is exercised in full) held by sponsor. The purchase of the non-managing sponsor membership interests is not contingent upon their participation in this offering or vice versa. The non-managing sponsor investors are not granted any shareholder or other rights in addition to those afforded to our other public shareholders, and will only be issued membership interests in the sponsor, with no right to control the sponsor or vote or dispose of any securities held by the sponsor, including the founder shares held by the sponsor.
(5)	Excludes securities in which this individual holds an indirect interest through an ownership interest in our sponsor.

SPAC Sponsor and Affiliates Information, Restrictions on Sale of SPAC Securities [Table Text Block]

Subject Securities	Expiration Date	Natural Persons and Entities Subject to Restrictions	Exceptions to Transfer Restrictions
Founder Shares	The earlier of (A) one year after the completion of our initial business combination or earlier if, subsequent to our initial business combination, the closing price of the Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share sub-divisions, share capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after our initial business combination and (B) the date following the completion of our initial business combination on which we complete a liquidation, merger, share exchange or other similar transaction that results in all of our shareholders having the right to exchange their Class A ordinary shares for cash, securities or other property.	Illumination Acquisition 1 Sponsor LLC, officers, directors and director nominees	Transfers permitted (a) to our officers, directors, advisors or consultants, any affiliate or family member of any of our officers, directors, advisors or consultants, any members or partners of the sponsor and their respective affiliates and funds and accounts advised by such members or partners, any affiliates of the sponsor, or any employees of such affiliates; (b) in the case of an individual, as a gift to such person’s immediate family or to a trust, the beneficiary of which is a member of such person’s immediate family, an affiliate of such person or to a charitable organization; (c) in the case of an individual, by virtue of laws of descent and distribution upon death of such person; (d) in the case of an individual, pursuant to a qualified domestic relations order; (e) by private sales or transfers made at or prior to the consummation of an initial business combination at prices no greater than the price at which the shares or units were originally purchased; (f) pro rata distributions from our sponsor to its members, partners or shareholders pursuant to our sponsor’s limited liability company agreement or other charter documents; (g) by virtue of the laws of the Cayman Islands or our sponsor’s limited liability company agreement upon dissolution of our sponsor; (h) in the event of our liquidation prior to our consummation of our initial business combination; (i) in the event that, subsequent to our

Subject Securities	Expiration Date	Natural Persons and Entities Subject to Restrictions	Exceptions to Transfer Restrictions
consummation of an initial business combination, we complete a liquidation, merger, share exchange or other similar transaction which results in all of our shareholders having the right to exchange their Class A ordinary shares for cash, securities or other property; or (j) to a nominee or custodian of a person or entity to whom a transfer would be permissible under clauses (a) through (g); provided, however, that in the case of clauses (a) through (g) and clause (j) these permitted transferees must enter into a written agreement agreeing to be bound by these transfer restrictions and the other restrictions contained in the letter agreements.
Private Placement Units (including the securities comprising such units and the Class A ordinary shares issuable upon exercise of the private placement warrants)	30 days after the completion of our initial business combination	Illumination Acquisition 1 Sponsor LLC, officers, directors and director nominees and BTIG	Same as above (other than clauses (f) and (g) with respect to the inclusion of BTIG).
Any units, warrants, ordinary shares or any other securities convertible into, or exercisable or exchangeable for, any units, ordinary shares, founder shares or warrants	180 days	Illumination Acquisition 1 Sponsor LLC, officers, directors and director nominees and BTIG	The representative in its sole discretion may release any of the securities subject to these lock-up agreements at any time without notice. Our sponsor, officers and directors are also subject to separate transfer restrictions on their founder shares and private placement units (including the securities comprising such units and the Class A ordinary shares issuable upon exercise of the private placement warrants) pursuant to the letter agreement described in the immediately preceding paragraphs.

Fiduciary Duties to Other Companies, SPAC Officers and Directors [Table Text Block]

Individual	Entity	Entity’s Business	Affiliation
John Lipman	Lucid Capital Markets LLC	Investment Banking	Head of Capital Markets
David I. Rosenberg	Lucid Capital Markets LLC	Investment Banking	Chief Executive Officer
Steve Kaplan	Lucid Capital Markets LLC	Investment Banking	Chief Financial Officer
James Manning	SharonAI Holdings, Inc.	Artificial Intelligence	Chairman
Paul Mann	ASP Isotopes, Inc.	Development Stage Advanced Minerals	Chief Executive Officer
	Healthtech Solution Inc.	Life sciences	Director
Anthony DiGiandomenico	MDB Capital Group LLC ClearSign Technologies Corporation ENDRA Life Sciences Inc. Exozymes Inc.	Venture capital Decarbonization Medical device designer Biomanufacturing company	Head of New Venture Discovery Director Director Director
Eric Helenek	High Trail Capital	Investment firm	Founder